LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets

($ millions)	Terminals	Rail	Buildings	Land & Other	Total
Balance at January 1, 2020	225	238	118	110	691
Additions	—	24	22	—	46
Depreciation	(12)	(41)	(19)	(14)	(86)
Balance at December 31, 2020	213	221	121	96	651
Additions and adjustments	2	1	40	18	61
Disposals and other	—	(4)	—	(9)	(13)
Depreciation	(20)	(41)	(18)	(12)	(91)
Impairment	(27)	—	—	—	(27)
Balance at December 31, 2021	168	177	143	93	581

Disclosure of maturity analysis of finance lease payments receivable

As at December 31	2021		2020
($ millions)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Less than one year	146	31	146	23
One to two years	140	31	142	23
Two to three years	121	31	139	22
Three to four years	109	32	121	22
Four to five years	108	31	109	22
More than five years	725	319	874	224
Total undiscounted lease receipts	1,349	475	1,531	336
Unearned finance income on lease receipts		(270)		(199)
Discounted unguaranteed residual value		15		8
Finance lease receivable		220		145
Less current portion(1)		(9)		(7)
Total non-current		211		138
(1)    Included in trade receivables and other on the Consolidated Statement of Financial Position.

Disclosure of maturity analysis of operating lease payments

As at December 31	2021		2020
($ millions)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Less than one year	146	31	146	23
One to two years	140	31	142	23
Two to three years	121	31	139	22
Three to four years	109	32	121	22
Four to five years	108	31	109	22
More than five years	725	319	874	224
Total undiscounted lease receipts	1,349	475	1,531	336
Unearned finance income on lease receipts		(270)		(199)
Discounted unguaranteed residual value		15		8
Finance lease receivable		220		145
Less current portion(1)		(9)		(7)
Total non-current		211		138
(1)    Included in trade receivables and other on the Consolidated Statement of Financial Position.